LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
LONG-TERM INVESTMENTS
Schedule of long-term investments

	As of December 31,
	2011	2012

Equity method investments:
Mapbar Technology Limited (“Mapbar”)	$26,372	$23,782
Japan Macro Opportunities Offshore Partners, LP (“JMOOP”)	21,547	17,987
Social Finance, Inc. (“SoFi”)	—	47,776
Gaoxue Network Technology (Shanghai) Co., Ltd (“Gaoxue”)	—	6,058
Total equity method investments	47,919	95,603

Cost method investments:
Hylink Advertising Co., Ltd. (“Hylink”)	2,381	2,408
Beijing Yinuoxingke Technology Ltd. (“Yinuo”)	—	—
Total cost method investments	2,381	2,408

Held-to-maturity investments:
Series 2012-A Senior Secured Refi Loan Notes	—	9,586
Total held-to-maturity	—	9,586
Total long-term investments	$50,300	$107,597

Schedule of financial information relating to equity method of Investment

	As of December 31,
	2011	2012

Total current assets	$134,746	$106,835
Total assets	$135,122	$188,518
Total current liabilities	$2,727	$2,976
Total liabilities	$14,735	$16,918

	For the years ended December 31,
	2010	2011	2012

Net revenues	$—	$5,310	$5,219
Gross profits	$—	$3,701	$3,355
Net loss	$—	$39,581	$59,417